Off-Balance Sheet Risk, Contingent Liabilities and Guarantees	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risk, Contingent Liabilities and Guarantees
Off-Balance Sheet Risk, Contingent Liabilities and Guarantees

Note 9 - Off-Balance Sheet Risk, Contingent Liabilities and Guarantees

The Company is a party to off-balance sheet financial instruments to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These financial instruments involve, to varying degrees, elements of credit and interest rate risks. Such financial instruments are recorded when funded.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the agreement. These commitments primarily consist of unused lines of credit, undrawn portions of construction and development loans and commitments to make new loans. Commitments generally have fixed expiration dates or other termination provisions and may require the payment of a fee. Since many of the commitments are expected to expire without being exercised or drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

The Company’s exposure to credit risk in connection with commitments to extend credit and standby letters of credit is the contractual amount of those instruments before considering customer collateral or ability to repay. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. The Company generally requires collateral or other security to support financial instruments with credit risk. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company, is based on management’s credit evaluation of the customer. Collateral held varies and may include accounts receivable, inventory and equipment or commercial or residential properties.

A summary of the contractual exposure to off-balance sheet risk as of December 31 follows:

	2011			2010
	Fixed Rate	Variable Rate	Total	Fixed Rate	Variable Rate	Total
Commercial loans and lines of credit	$2,522	$120,710	$123,232	$821	$117,484	$118,305
Check credit lines of credit	867	—	867	919	—	919
Mortgage loans	5,258	—	5,258	5,141	—	5,141
Home equity lines of credit	1,379	129,021	130,400	654	135,767	136,421
Letters of credit	—	6,537	6,537	—	11,814	11,814
Credit card lines of credit	—	29,349	29,349	—	37,483	37,483
Total	$10,026	$285,617	$295,643	$7,535	$302,548	$310,083

Fixed rate commercial loan commitments at December 31, 2011 had interest rates ranging from 4.0% to 7.2% with terms ranging from one month to five years. Fixed rate check credit lines of credit at December 31, 2011 had interest rates of 18.0%. Fixed rate mortgage loan commitments at December 31, 2011 had interest rates ranging from 3.5% to 5.0% with terms ranging from 10 to 30 years. Fixed rate home equity lines of credit at December 31, 2011 had interest rates ranging from 3.0% to 7.0% with terms ranging from three months to four years.